Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Revenues	$ 177,955	$ 157,809	$ 141,763
Cost of revenues	(41,466)	(37,629)	(33,145)
Gross profit	136,489	120,180	108,618
Operating expenses
Research and development, gross	(26,129)	(21,695)	(17,842)
Government grants	1,113	1,477	1,109
Research and development, net	(25,016)	(20,218)	(16,733)
Sales and marketing	(75,014)	(67,114)	(61,428)
General and administrative	(23,078)	(25,138)	(18,919)
Other, net	(397)	(759)	(1,220)
Total operating expenses	(123,505)	(113,229)	(98,300)
Operating profit	12,984	6,951	10,318
Financial income, net	1,343	2,599	1,584
Profit before taxes on income	14,327	9,550	11,902
Income tax benefit (expense)	(2,158)	(1,362)	1,542
Net Profit	12,169	8,188	13,444
Net loss (profit) attributable to non-controlling interest	(191)	290	891
Net profit attributable to shareholders	$ 11,978	$ 8,478	$ 14,335
Earnings per share:
Basic Earnings per Ordinary Share	$ 0.40	$ 0.29	$ 0.49
Diluted Earnings per Ordinary Share	$ 0.39	$ 0.28	$ 0.47
Weighted average number of Ordinary Shares used to compute basic Earnings per Ordinary Share	30,212,787	29,670,842	29,281,897
Weighted average number of Ordinary Shares used to compute diluted Earnings per Ordinary Share	31,089,499	30,525,654	30,423,162